UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06500

Name of Fund: BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield
New York Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 04/30/2014

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 123.1%
Corporate — 2.9%
City of New York New York Industrial Development Agency, Refunding RB, AMT:
Terminal One Group Association Project, 5.50%, 1/01/24 (a)	$1,500	$1,595,700
Transportation Infrastructure Properties LLC, Series A, 5.00%, 7/01/28	930	958,551
County of Suffolk New York Industrial Development Agency, RB, KeySpan Generation LLC, Port Jefferson, AMT, 5.25%, 6/01/27	4,000	4,020,600
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	4,000	4,564,800
New York State Energy Research & Development Authority, Refunding RB, Brooklyn Union Gas/Keyspan, Series A, AMT (NPFGC), 4.70%, 2/01/24	4,750	4,994,198

		16,133,849
County/City/Special District/School District — 37.3%
Buffalo & County of Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	1,040	1,116,877
City of New York New York, GO, Refunding:
Fiscal 2012, Series I, 5.00%, 8/01/32	490	540,049
Fiscal 2014, Series E, 5.00%, 8/01/32	2,040	2,257,872
Series E, 5.50%, 8/01/25	6,230	7,553,377
City of New York New York, GO:
Fiscal 2012, Sub-Series D-1, 5.00%, 10/01/33	8,350	9,230,925
Series A-1, 5.00%, 8/01/35	1,950	2,138,448
Sub-Series A-1, 5.00%, 8/01/33	2,100	2,312,142
Sub-Series A-1, 5.00%, 10/01/34	1,845	2,018,504
Sub-Series D-1, 5.00%, 8/01/31	1,300	1,449,656
Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/35	$30,600	$32,141,016
5.00%, 11/15/44	11,670	12,195,500
City of New York New York Housing Development Corp., RB, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	6,865	7,640,539
5.00%, 7/01/33	1,675	1,809,101
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/39 (b)	5,000	1,454,500
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/43 (b)	4,330	979,056
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	1,000	1,109,950
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/36	6,910	6,873,308
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	1,750	1,718,238
Yankee Stadium Project (NPFGC), 5.00%, 3/01/36	2,250	2,288,520
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	9,650	9,721,217
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
(NPFGC), 5.00%, 11/15/26	205	205,791
(NPFGC), 5.00%, 2/01/33	1,640	1,646,298
Fiscal 2014, Sub-Series A1, 5.00%, 11/01/38	1,000	1,101,670
Fiscal 2014, Sub-Series B-1, 5.00%, 11/01/36	1,690	1,879,753
Sub-Series B1, 5.00%, 11/01/35	2,510	2,798,525
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A:
5.25%, 5/01/31	2,305	2,568,738
5.25%, 5/01/32	1,000	1,109,820

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2014	1

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
Hudson Yards Infrastructure Corp., RB:
Series A (AGC), 5.00%, 2/15/47	$4,300	$4,405,092
Series A (AGC), 5.00%, 2/15/47	550	563,442
Series A (AGM), 5.00%, 2/15/47	4,580	4,691,935
Series A (NPFGC), 4.50%, 2/15/47	17,075	17,110,174
Series A (NPFGC), 5.00%, 2/15/47	4,665	4,758,020
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	2,570	2,781,048
4 World Trade Center Project, 5.00%, 11/15/44	2,000	2,110,400
4 World Trade Center Project, 5.75%, 11/15/51	3,460	3,827,071
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	1,090	1,116,618
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	4,725	4,953,406
North Country Development Authority, Refunding RB (AGM), 6.00%, 5/15/15	205	209,803
Sales Tax Asset Receivable Corp., Refunding RB, Series A (AMBAC):
5.25%, 10/15/27	9,500	9,702,255
5.00%, 10/15/32	27,200	27,757,600
Syracuse New York Industrial Development Agency, RB, PILOT, Carousel Center Project, Series A, AMT (Syncora), 5.00%, 1/01/36	3,400	3,414,926
Town of North Hempstead New York, GO, Refunding, Series B (NPFGC), 6.40%, 4/01/17	555	644,072

		205,905,252
Education — 21.8%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	2,000	2,068,380
Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
City of New York New York Trust for Cultural Resources, Refunding RB:
American Museum of Natural History, Series A (NPFGC), 5.00%, 7/01/36	$4,750	$4,783,392
American Museum of Natural History, Series A (NPFGC), 5.00%, 7/01/44	500	503,515
Carnegie Hall, Series A, 4.75%, 12/01/39	3,550	3,665,836
Carnegie Hall, Series A, 5.00%, 12/01/39	2,150	2,254,404
Museum of Modern Art, Series 1A, 5.00%, 4/01/31	1,000	1,109,010
Wildlife Conservation Society, Series A, 5.00%, 8/01/42	750	806,880
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	6,445	6,776,917
County of Madison New York Industrial Development Agency, RB, Colgate University Project, Series A (AMBAC):
5.00%, 7/01/35	2,675	2,726,627
5.00%, 7/01/30	5,410	5,533,835
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series B, 4.50%, 7/01/35	3,885	4,051,628
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	1,440	1,555,286
County of Onondaga New York, RB, Syracuse University Project:
5.00%, 12/01/30	1,190	1,314,664
5.00%, 12/01/36	1,150	1,249,648
County of Rensselaer New York Industrial Development Agency, RB, Polytechnic Institute, Series B (AMBAC), 5.50%, 8/01/22	1,255	1,260,133
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 7/01/32	1,120	1,230,074

2	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	$500	$534,615
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM):
5.50%, 7/01/33	500	550,870
5.25%, 7/01/36	860	926,512
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 7/01/37	675	738,153
State of New York Dormitory Authority, LRB, State University Dormitory Facilities, Series A, 5.00%, 7/01/35	800	877,272
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	2,075	2,300,221
Fordham University, Series A, 5.00%, 7/01/28	325	362,421
Fordham University, Series A, 5.50%, 7/01/36	1,550	1,719,059
General Purpose, Series A, 5.00%, 2/15/36	5,500	6,053,850
Mount Sinai School of Medicine, 5.13%, 7/01/39	665	695,796
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	4,580	5,555,128
New York University, Series B, 5.00%, 7/01/34	1,000	1,119,700
New York University, Series B, 5.00%, 7/01/37	600	654,090
New York University, Series B, 5.00%, 7/01/42	3,240	3,529,688
New York University, Series C, 5.00%, 7/01/38	2,000	2,205,840
State University Dormitory Facilities, Series A, 5.00%, 7/01/40	2,035	2,175,008
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	1,500	1,607,100
The New School (AGM), 5.50%, 7/01/43	4,050	4,385,907
Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 5/15/29	$1,000	$1,117,700
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,124,520
Fordham University, 4.13%, 7/01/39	930	925,536
Fordham University, 5.00%, 7/01/44	2,130	2,310,134
New York University Mount Sinai School of Medicine (NPFGC), 5.00%, 7/01/35	6,100	6,357,054
New York University, Series A, 5.00%, 7/01/31	3,955	4,399,898
New York University, Series A, 5.00%, 7/01/37	4,775	5,205,466
Rochester Institute of Technology, 4.00%, 7/01/32	2,355	2,391,032
Rochester Institute of Technology, 5.00%, 7/01/38	500	533,805
Rochester Institute of Technology, 5.00%, 7/01/42	750	795,345
Rockefeller University, Series B, 4.00%, 7/01/38	1,370	1,402,579
St. John’s University, Series A, 5.00%, 7/01/27	430	479,351
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	4,195	4,773,449
State University Dormitory Facilities, Series A, 5.25%, 7/01/31	8,735	9,851,682
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	1,490	1,606,891

		120,155,901
Health — 10.0%
City of New York New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	2,200	2,381,126

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2014	3

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC):
5.50%, 4/01/30	$250	$273,853
5.50%, 4/01/34	490	530,944
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A:
5.00%, 12/01/32	830	883,577
5.00%, 12/01/37	350	369,737
County of Monroe New York Industrial Development Corp., Refunding RB:
Rochester General Hospital Project, Series B, 3.60%, 12/01/32	565	526,812
Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	5,650	6,411,224
State of New York Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	2,000	2,217,120
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	6,500	7,011,355
Montefiore Hospital (NPFGC, FHA), 5.00%, 8/01/33	1,500	1,508,370
New York & Presbyterian Hospital (AGM), 5.00%, 8/15/14 (c)	4,925	4,994,393
New York University Hospitals Center, Series A, 5.75%, 7/01/31	3,450	3,818,701
New York University Hospitals Center, Series A, 6.00%, 7/01/40	1,100	1,217,887
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/37	2,075	2,225,541
North Shore-Long Island Jewish Obligated Group, Series C, 4.25%, 5/01/39	1,000	1,001,340
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	800	801,072
State of New York Dormitory Authority, Refunding RB:
New York University Hospital Center, Series A, 5.00%, 7/01/36	1,500	1,545,060
Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
State of New York Dormitory Authority, Refunding RB (concluded):
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	$4,000	$4,267,360
North Shore-Long Island Jewish Obligated Group, Series A, 5.25%, 5/01/34	9,220	9,970,508
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	2,900	3,022,119

		54,978,099
Housing — 4.0%
City of New York New York Housing Development Corp., RB, M/F Housing, AMT:
Series A-1-A, 5.00%, 11/01/30	750	763,867
Series A-1-A, 5.45%, 11/01/46	1,335	1,344,065
Series C, 5.00%, 11/01/26	1,500	1,525,065
Series C, 5.05%, 11/01/36	2,000	2,027,700
Series H-1, 4.70%, 11/01/40	1,340	1,341,876
Series H-2-A, 5.20%, 11/01/35	840	849,971
Series H-2-A, 5.35%, 5/01/41	600	614,340
City of Yonkers New York Industrial Development Agency, RB, Monastery Manor Associates LP Project, AMT (SONYMA), 5.25%, 4/01/37	2,445	2,460,135
County of Monroe New York Industrial Development Agency, IDRB, Southview Towers Project, AMT (SONYMA):
6.13%, 2/01/20	630	631,808
6.25%, 2/01/31	1,125	1,126,912
State of New York HFA, RB, St. Philip’s Housing, Series A, AMT (Fannie Mae), 4.65%, 11/15/38	1,500	1,502,100
State of New York Mortgage Agency, Refunding RB:
48th Series, 3.70%, 10/01/38	4,285	4,030,857
143rd Series, AMT, 4.85%, 10/01/27	1,100	1,120,702
143rd Series, AMT (NPFGC, IBC), 4.85%, 10/01/27	2,485	2,546,876

		21,886,274

4	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
State — 10.2%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	$1,700	$1,737,757
Fiscal 2008, Series S-4 (AGC), 5.50%, 1/15/33	5,500	6,285,070
Fiscal 2009, Series S-1 (AGC), 5.50%, 7/15/38	6,000	6,847,920
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/39	1,500	1,710,510
Series S-2 (AGM), 5.00%, 1/15/37	5,000	5,375,250
Series S-2 (NPFGC), 4.25%, 1/15/34	5,000	5,062,300
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund:
Series B, 5.00%, 11/15/34	1,500	1,648,755
Sub-Series B-1, 5.00%, 11/15/31	3,465	3,880,488
State of New York Dormitory Authority, ERB:
General Purpose, Series B, 5.00%, 3/15/37	1,000	1,087,350
Series C, 5.00%, 12/15/31	6,230	6,863,155
State of New York Dormitory Authority, RB:
Master BOCES Program Lease (AGC), 5.00%, 8/15/28	1,750	1,901,252
School Districts Financing Program, Series C (AGM), 5.00%, 10/01/37	4,050	4,347,270
State of New York Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	550	594,655
State of New York Thruway Authority, RB:
2nd General Highway and Bridge Trust, Series A (AMBAC), 5.00%, 4/01/26	4,380	4,709,770
2nd General Highway and Bridge Trust, Series B, 5.00%, 4/01/27	1,500	1,663,470
Transportation, Series A, 5.00%, 3/15/32	1,130	1,263,792
Municipal Bonds	Par (000)	Value
New York (continued)
State (concluded)
State of New York Urban Development Corp., RB, Personal Income Tax, Series A, 3.50%, 3/15/28	$1,500	$1,525,305

		56,504,069
Transportation — 26.0%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	1,000	1,111,790
Series A, 5.00%, 11/15/30	2,935	3,247,284
Series A-1, 5.25%, 11/15/34	2,840	3,162,141
Series A1, 5.25%, 11/15/33	2,565	2,869,004
Series C, 6.50%, 11/15/28	3,200	3,832,032
Series D, 5.25%, 11/15/41	3,450	3,714,339
Series E, 5.00%, 11/15/38	7,785	8,320,842
Series H, 5.00%, 11/15/25	1,000	1,144,950
Series H, 5.00%, 11/15/31	1,690	1,850,905
Sub-Series B, 5.00%, 11/15/25	3,250	3,751,215
Metropolitan Transportation Authority, Refunding RB, Series D, 5.25%, 11/15/29	1,000	1,107,060
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	3,500	3,777,760
Niagara Falls Bridge Commission, Refunding RB, Toll Bridge System, Series A (AGC), 4.00%, 10/01/19	1,900	2,042,101
Niagara Frontier Transportation Authority New York, RB, Buffalo Niagara International Airport, Series B (NPFGC), 5.50%, 4/01/19	2,705	2,721,203
Port Authority of New York & New Jersey, ARB:
Consolidated, 37th Series, AMT (AGM), 5.13%, 7/15/30	2,500	2,547,800
Consolidated, 163rd Series, 5.00%, 7/15/35	2,500	2,711,850
Special Project, JFK International Air Terminal LLC, Series 6, AMT (NPFGC), 6.25%, 12/01/14	7,380	7,481,770
Special Project, JFK International Air Terminal LLC, Series 6, AMT (NPFGC), 5.75%, 12/01/22	8,160	8,210,510

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2014	5

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Port Authority of New York & New Jersey, ARB (concluded):
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 5.75%, 12/01/25	$3,500	$3,516,240
Port Authority of New York & New Jersey, Refunding ARB:
179th Series, 5.00%, 12/01/38	1,390	1,535,853
Consolidated, 147th Series, AMT, 4.75%, 4/15/37	2,250	2,291,580
Consolidated, 177th Series, AMT, 4.00%, 1/15/43	2,475	2,353,106
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	750	793,883
Port Authority of New York & New Jersey, Refunding RB, AMT:
5.00%, 12/01/33	1,140	1,239,454
Consolidated, 177th Series, 3.50%, 7/15/35	2,120	1,895,301
State of New York Thruway Authority, Refunding RB:
General, Series G (AGM), 4.75%, 1/01/29	7,250	7,556,602
General, Series G (AGM), 4.75%, 1/01/30	9,000	9,376,290
General, Series G (AGM), 5.00%, 1/01/32	17,030	17,768,932
General, Series I, 5.00%, 1/01/24	1,505	1,736,529
General, Series I, 5.00%, 1/01/37	6,500	7,009,925
General, Series I, 5.00%, 1/01/42	3,250	3,445,032
Series F (AMBAC), 5.00%, 1/01/15 (c)	4,100	4,233,291
Series F (AMBAC), 5.00%, 1/01/30	1,900	1,948,868
Series G (AGM), 5.00%, 1/01/30	2,000	2,092,040
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32 (b)	9,000	4,159,710
General, Series A, 5.00%, 11/15/38	1,000	1,088,340
Series C, 5.00%, 11/15/38	2,000	2,169,500
Sub-Series A, 5.00%, 11/15/28	2,500	2,870,425
Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (concluded)
Triborough Bridge & Tunnel Authority, Refunding RB (concluded):
Sub-Series A, 5.00%, 11/15/29	$875	$997,798

		143,683,255
Utilities — 10.9%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Series B, 5.00%, 6/15/36	2,000	2,140,260
City of New York New York Municipal Water Finance Authority, Refunding RB:
Series D (AGM), 5.00%, 6/15/37	9,000	9,375,300
Water & Sewer System, 2nd General Resolution, Fiscal 2010, Series FF, 5.00%, 6/15/31	1,500	1,690,590
Water & Sewer System, 2nd General Resolution, Fiscal 2011, Series BB, 5.00%, 6/15/31	1,000	1,121,750
Water & Sewer System, 2nd General Resolution, Series DD, 5.00%, 6/15/32	6,750	7,520,850
Long Island Power Authority, RB, Electric System, Series A:
(AMBAC), 5.00%, 9/01/14 (c)	7,000	7,113,610
General (AGM), 5.00%, 5/01/36	3,775	3,991,761
Long Island Power Authority, Refunding RB:
Electric System, Series A (AGC), 5.75%, 4/01/39	1,015	1,167,940
General, Electric System, Series A (AGC), 6.00%, 5/01/33	1,500	1,746,495
General, Series B (AGM), 5.00%, 12/01/35	4,000	4,266,600
State of New York Environmental Facilities Corp., Refunding RB, Revolving Funds, New York City Municipal Water, Series B:
5.00%, 6/15/33	1,040	1,161,815
Finance Authority Projects, 2nd General Resolution, 5.00%, 6/15/36	2,100	2,340,429

6	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Utilities (concluded)
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	$4,920	$5,381,496
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	9,960	11,034,086

		60,052,982
Total Municipal Bonds in New York		679,299,681

Guam — 0.3%
Utilities — 0.3%
Guam Power Authority, RB, Series A (AGM), 5.00%, 10/01/37	1,380	1,438,360

Puerto Rico — 0.7%
Housing — 0.7%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	4,050	4,058,019
Total Municipal Bonds — 124.1%		684,796,060

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)
New York — 32.3%
County/City/Special District/School District — 6.7%
City of New York New York, GO, Refunding, Series E, 5.00%, 8/01/27	1,064	1,222,617
City of New York New York, GO:
Series I, 5.00%, 3/01/36	3,500	3,823,820
Series J, 5.00%, 5/15/23	6,750	6,774,840
Sub-Series C-3 (AGC), 5.75%, 8/15/28 (e)	14,400	16,894,944
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Fiscal 2012, Sub-Series D-1, 5.00%, 11/01/38	4,125	4,496,085
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	3,645	3,932,408

		37,144,714
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
New York (continued)
Education — 5.1%
New York City Trust for Cultural Resources, Refunding RB, Series A, 5.00%, 8/01/33	$1,981	$2,184,650
State of New York Dormitory Authority, LRB, State University Dormitory Facilities, New York University, Series A:
5.25%, 7/01/29	6,000	6,701,160
5.00%, 7/01/35	5,198	5,745,847
State of New York Dormitory Authority, RB, New York University:
(AMBAC), 5.00%, 7/01/37	5,707	6,299,121
Series A, 5.00%, 7/01/38	6,498	7,094,977

		28,025,755
State — 5.2%
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (e)	9,739	10,815,121
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	7,850	9,134,496
State of New York Dormitory Authority, RB, Mental Health Services Facilities:
Series C, 5.00%, 12/15/41	1,650	1,771,836
Series C, AMT (AGM), 5.40%, 2/15/33	6,297	7,027,616

		28,749,069
Transportation — 9.9%
Metropolitan Transportation Authority, RB, Dedicated Tax, Series A (NPFGC), 5.00%, 11/15/31	3,901	4,223,813
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	18,000	19,428,480
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT:
5.00%, 10/15/25	7,990	9,004,648
5.00%, 10/15/26	6,000	6,703,500
State of New York Thruway Authority, Refunding RB:
General, Series H (AGM), 5.00%, 1/01/37	10,000	10,839,600

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2014	7

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
New York (continued)
Transportation (concluded)
State of New York Thruway Authority, Refunding RB (concluded):
Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	$3,940	$4,409,609

		54,609,650
Utilities — 5.4%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	4,094	4,689,343
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	9,900	11,031,273
Fiscal 2012, Series BB, 5.00%, 6/15/44	3,991	4,251,160
Series FF-2, 5.50%, 6/15/40	2,760	3,125,708
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
New York (concluded)
Utilities (concluded)
Utility Debt Securitization Authority, Refunding RB, Series E, 5.00%, 12/15/14	$5,998	$6,645,030

		29,742,514
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 32.3%		178,271,702
Total Long-Term Investments (Cost — $818,263,651) — 156.4%		863,067,762

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00%, (f)(g)	13,559,474	13,559,474
Total Short-Term Securities (Cost — $13,559,474) — 2.5%		13,559,474
Total Investments (Cost — $831,823,125*) — 158.9%		876,627,236
Other Assets Less Liabilities — 2.9%		15,867,100
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.9%)		(93,128,790)
VRDP Shares, at Liquidation Value — (44.9%)		(247,700,000)

Net Assets Applicable to Common Shares — 100.0%		$551,665,546

* As of April 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$739,757,126

Gross unrealized appreciation		$46,314,218
Gross unrealized depreciation		(2,553,326)

Net unrealized appreciation		$43,760,892

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Zero-coupon bond.

(c)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Represent bonds transferred to a TOB. In exchange for which the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(e)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from February 15, 2017 to February 15, 2019 is $ $12,782,521.

8	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at April 30, 2014	Income
BIF New York Municipal Money Fund	20,993,749	(7,434,275)	13,559,474	$1,145

(g)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
BOCES	Board of Cooperative Educational Services
CAB	Capital Appreciation Bonds
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
IBC	Insured Bond Certificates
IDRB	Industrial Development Revenue Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency
Syncora	Syncora Guarantee

•	Financial futures contracts outstanding as of April 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(841)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2014	$104,638,797	$(148,662)

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2014	9

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$863,067,762	—	$863,067,762
Short-Term Securities	$13,559,474	—	—	13,559,474

Total	$13,559,474	$863,067,762	—	$876,627,236

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(148,662)	—	—	$(148,662)

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

10	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2014

Schedule of Investments (concluded)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$1,103,000	—	—	$1,103,000
Liabilities:
TOB trust certificates	—	$(93,109,218)	—	(93,109,218)
VRDP Shares	—	(247,700,000)	—	(247,700,000)

Total	$1,103,000	$(340,809,218)	—	$(339,706,218)

There were no transfers between levels during the period ended April 30, 2014.

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2014	11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

 Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New York Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New York Quality Fund, Inc.

Date: June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New York Quality Fund, Inc.

Date: June 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New York Quality Fund, Inc.

Date: June 23, 2014